Stockholders' Equity - Summary of information about warrants outstanding (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Exercise price		$ 47.71	$ 63.60	$ 105.60
Warrants outstanding		$ 131,558	$ 107,416
Weighted average life of outstanding warrants in years		3 years 9 months 18 days	4 years 4 months 24 days
March 2019 Notes Warrants [Member]
Exercise price		$ 40.00	$ 70.00
Warrants outstanding		$ 41,430	$ 74,390
Weighted average life of outstanding warrants in years		4 years	4 years 7 months 6 days
Amended March 2019 Notes Warrants [Member]
Exercise price		$ 40.00
Warrants outstanding	$ 13,015	$ 66,288
Weighted average life of outstanding warrants in years		4 years
March 2019 Services Warrants [Member]
Exercise price		$ 70.00
Warrants outstanding		$ 3,366
Weighted average life of outstanding warrants in years		4 years
June 2018 Notes Warrants [Member]
Exercise price		$ 40.00	$ 70.00
Warrants outstanding		$ 12,552	$ 30,526
Weighted average life of outstanding warrants in years		3 years 9 months 18 days	3 years 9 months 18 days
June 2018 Services Warrants [Member]
Exercise price		$ 99.60
Warrants outstanding		$ 5,422
Weighted average life of outstanding warrants in years		3 years 9 months 18 days
2017 PIPE Warrants [Member]
Exercise price		$ 276.00	$ 276.00
Warrants outstanding		$ 2,500	$ 2,500
Weighted average life of outstanding warrants in years		2 years 3 months 18 days	2 years 10 months 24 days